SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregated revenue by types (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 4,553,556	$ 623,835	¥ 2,960,813	¥ 2,498,214
Learning Services
Disaggregation of Revenue [Line Items]
Revenues	4,419,964		2,872,901	2,436,110
Educational Content and Digitalized Learning Products
Disaggregation of Revenue [Line Items]
Revenues	83,930		55,980	26,791
Other Revenue
Disaggregation of Revenue [Line Items]
Revenues	¥ 49,662		¥ 31,932	¥ 35,313